Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Financial liabilities
Schedule of interest-bearing liabilities

in EUR k	Dec 31, 2019	Dec 31, 2020
Non‑current liabilities
Non‑current portion of secured bank loans	968	401
Municipal loans	610	—
Total non‑current loans	1,578	401
Lease liabilities	18,069	17,677
Total non‑current liabilities	19,647	18,078

Current liabilities
Current portion of secured bank loans	802	567
Other bank loans	—	387
Bank overdrafts	2,636	1,538
Municipal loans	250	—
Total current loans	3,688	2,492
Current portion of lease liabilities	3,635	3,528
Total current liabilities	7,323	6,020

Total non‑current and current liabilities	26,970	24,098

Schedule of outstanding interest-bearing liabilities

				Dec 31, 2019		Dec 31, 2020
		Nominal		Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	interest rate	Maturity	amount	amount	amount	amount
Secured bank loan	EUR	2.95%	2017‑22	1,770	1,770	968	968
Other bank loan	USD	1%	2020-22	—	—	387	387
Municipal loan	EUR	8.25%; plus 1.5% profit-related; 0.75% on losses	2018-23	500	500	—	—
Municipal loan	EUR	8%; plus 1.5% profit-related; 0.75% on losses	2021	360	360	—	—
Bank overdrafts	EUR	4.75%	Rollover	476	476	498	498
Bank overdrafts	EUR	3.75%	Rollover	2,160	2,160	628	628
Bank overdrafts	EUR	4.50%	Rollover	—	—	412	412
Lease liabilities	EUR	2.1%-3.5%*, 5.4%-9.1%	2017-31	21,704	21,704	21,205	21,205
Total interest‑bearing financial liabilities				26,970	26,970	24,098	24,098

*     represents the incremental borrowing rate of the Group at the commencement of the leases

Schedule of trade payables and other liabilities

in EUR k	Dec 31, 2019	Dec 31, 2020
Trade payables	8,554	31,736
Government grants (deferred income)	11,289	10,292
Liability for Virtual Stock Option Program	2,769	—
Contract liabilities	3,748	4,479
Others	5,258	13,483
Trade payables and other liabilities	31,618	59,990
Non‑current	9,941	8,950
Current	21,677	51,040